Exposures (Tables)	9 Months Ended
Sep. 30, 2018
Exposures
Schedule of credit grades

Skr bn	Credits & interest-bearing securitites				Undisbursed credits, derivatives, etc				Total
Classified by type of	September 30, 2018		December 31, 2017		September 30, 2018		December 31, 2017		September 30, 2018		December 31, 2017
counterparty	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	111.1	40.8	97.1	39.6	51.5	81.5	70.0	85.1	162.6	48.5	167.1	51.1
Regional governments	20.5	7.5	11.4	4.7	—	—	—	—	20.5	6.1	11.4	3.5
Multilateral development banks	0.1	0.0	0.0	0.0	—	—	—	—	0.1	0.0	0.0	0.0
Public Sector Entity	1.1	0.4	0.4	0.2	—	—	—	—	1.1	0.3	0.4	0.1
Financial institutions	26.0	9.6	32.7	13.3	6.0	9.5	5.9	7.2	32.0	9.6	38.6	11.8
Corporates	113.4	41.7	103.4	42.2	5.7	9.0	6.3	7.7	119.1	35.5	109.7	33.5

Total	272.2	100.0	245.0	100.0	63.2	100.0	82.2	100.0	335.4	100.0	327.2	100.0

1In September 2018, the Swedish FSA (FI) decided to raise the countercyclical buffer rate from 2.0 to 2.5 per cent. The amendments will enter into force on September 19, 2019.

Skr bn	Middle East/ Africa/ Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	West European countries excl. Sweden	Central- and East European countries	Total
Central governments	—	0.7	3.4	2.2	—	0.9	137.6	14.6	3.2	162.6
Regional governments	—	—	—	—	—	—	20.2	0.3	—	20.5
Multilateral development banks	—	—	—	—	—	—	—	0.1	—	0.1
Public Sector Entity	—	—	—	—	—	—		1.1	—	1.1
Financial institutions	—	3.0	0.4	7.8	1.1	0.4	5.7	13.4	0.2	32.0
Corporates	5.4	3.7	3.1	4.4	—	3.2	79.0	20.2	0.1	119.1

Total	5.4	7.4	6.9	14.4	1.1	4.5	242.5	49.7	3.5	335.4

Skr bn	Middle East/ Africa/ Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	West European countries excl. Sweden	Central- and East European countries	Total
Central governments	—	0.7	4.0	2.4	—	0.9	145.1	10.9	3.1	167.1
Regional governments	—	—	—	—	—	—	11.2	0.2	—	11.4
Multilateral development banks	—	—	—	—	—	—	—	0.0	—	0.0
Public Sector Entity	—	—	—	—	—	—	—	0.4	—	0.4
Financial institutions	—	3.0	0.5	9.6	1.2	1.1	6.9	16.0	0.3	38.6
Corporates	4.9	3.6	1.7	2.9	—	3.3	72.2	21.0	0.1	109.7

Total	4.9	7.3	6.2	14.9	1.2	5.3	235.4	48.5	3.5	327.2

Skr bn	September 30, 2018	December 31, 2017
France	11.1	10.3
United Kingdom	7.2	7.7
Norway	5.6	6.2
Finland	5.4	7.1
Denmark	5.4	4.8
Germany	4.5	4.7
The Netherlands	3.5	2.6
Poland	3.2	3.1
Belgium	2.3	0.9
Spain	1.6	2.6
Luxembourg	1.0	0.4
Switzerland	1.0	0.5
Italy	0.5	0.1
Ireland	0.4	0.4
Latvia	0.2	0.2
Iceland	0.2	0.2
Estonia	0.1	0.1
Russia	0.0	0.1
Hungary	0.0	0.0
Austria	0.0	0.1

Total	53.2	52.1